Financial assets at fair value through other comprehensive income (Details) - CNY (¥)	Aug. 04, 2016	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Unlisted securities -Equity securities		¥ 5,000,000	¥ 5,000,000
Listed securities -Treasury bills		16,828,000	388,448,000
Total		¥ 21,828,000	¥ 393,448,000
Exchange Settlement Centre Co., Ltd.
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income
Equity interest acquired (as a percent)	5.00%
Consideration transferred	¥ 5,000,000